CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]	Paid-In Capital [Member]	Additional Paid-In Capital [Member]	Appropriated Retained Earnings [Member]	Unappropriated Retained Earnings [Member]	Comprehensive Income [Member]
Beginning Balance at Sep. 30, 2010	$ 32,767	$ 14	$ 0	$ 21,915	$ 844	$ 8,281	$ 1,713
Beginning Balance (in shares) at Sep. 30, 2010		1,400,000
Issuance of ordinary shares in form of American Depositary Shares	0	0	0	0	0	0	0
Issuance of ordinary shares in form of American Depositary Shares (in shares)		5,000
Share-based compensation	316	0	0	316	0	0	0
Net loss for the year	(1,037)	0	0	0	0	(1,037)	0
Transfer to statutory reserves	0	0	0	0	771	(771)	0
Foreign currency translation gain	676	0	0	0	0	0	676
Ending Balance at Sep. 30, 2011	32,722	14	0	22,231	1,615	6,473	2,389
Ending Balance (in shares) at Sep. 30, 2011		1,405,000
Share-based compensation	2	0	0	2	0	0	0
Net loss for the year	(8,988)	0	0	0	0	(8,988)	0
Foreign currency translation gain	1,194	0	0	0	0	0	1,194
Ending Balance at Sep. 30, 2012	24,930	14	0	22,233	1,615	(2,515)	3,583
Ending Balance (in shares) at Sep. 30, 2012		1,405,000
Net loss for the year	(5,133)	0	0	0	0	(5,133)	0
Foreign currency translation gain	616	0	0	0	0	0	616
Ending Balance at Sep. 30, 2013	$ 20,413	$ 14	$ 0	$ 22,233	$ 1,615	$ (7,648)	$ 4,199
Ending Balance (in shares) at Sep. 30, 2013		1,405,000